Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Entity Central Index Key	0001046292
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000237874
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep
Class Name	Institutional Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
AssetsNet	$ 9,555,033
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 23,644
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2026)

Table Summary
Total Net Assets as of Period End	$9,555,033
# of Portfolio Holdings as of Period End	21
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$23,644

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	59.0	-	59.0	-59.0
Put Options	20.9	13.6	7.2	6.4
Cash and Short-term Investments	90.9	73.5	17.4	56.1
US Equity	104.8	104.8	-	104.8

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237873
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$48	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[2]
AssetsNet	$ 9,555,033
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 23,644
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2026)

Table Summary
Total Net Assets as of Period End	$9,555,033
# of Portfolio Holdings as of Period End	21
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$23,644

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	59.0	-	59.0	-59.0
Put Options	20.9	13.6	7.2	6.4
Cash and Short-term Investments	90.9	73.5	17.4	56.1
US Equity	104.8	104.8	-	104.8

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Annualized.
[2]	Annualized.